Document and Entity Information	Apr. 23, 2020
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Apr. 23, 2020
Document Effective Date	Apr. 23, 2020
Prospectus Date	Feb. 28, 2020
Entity Inv Company Type	N-1A
HSBC U.S. Government Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	FTRXX
HSBC U.S. Government Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUMXX
HSBC U.S. Government Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HGDXX
HSBC U.S. Government Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HGEXX
HSBC U.S. Government Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HGIXX
HSBC U.S. Government Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HGGXX
HSBC U.S. Government Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HGFXX
HSBC U.S. Government Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	RGYXX
HSBC U.S. Treasury Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	HWAXX
HSBC U.S. Treasury Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUCXX
HSBC U.S. Treasury Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HTDXX
HSBC U.S. Treasury Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HTEXX
HSBC U.S. Treasury Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIXX
HSBC U.S. Treasury Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HTGXX
HSBC U.S. Treasury Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HTFXX
HSBC U.S. Treasury Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	HTYXX
HSBC Opportunity Fund | Class A Shares
Risk/Return:
Trading Symbol	HSOAX
HSBC Opportunity Fund | Class C Shares
Risk/Return:
Trading Symbol	HOPCX
HSBC Opportunity Fund Class I | Class I Shares
Risk/Return:
Trading Symbol	RESCX
HSBC Frontier Markets Fund | Class A Shares
Risk/Return:
Trading Symbol	HSFAX
HSBC Frontier Markets Fund | Class I Shares
Risk/Return:
Trading Symbol	HSFIX
HSBC High Yield Fund | Class A Shares
Risk/Return:
Trading Symbol	HBYAX
HSBC High Yield Fund | Class I Shares
Risk/Return:
Trading Symbol	HBYIX
HSBC Strategic Income Fund | Class A Shares
Risk/Return:
Trading Symbol	HBIAX
HSBC Strategic Income Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIIX